UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	05-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

California Tax-Free Money Market Fund

May 31, 2009

California Tax-Free Money Market – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 99.2%
CALIFORNIA — 95.9%
ABAG Finance Auth. for Nonprofit Corps. Multifamily Housing Rev., Series 2002 A, (The Arbors Apartments), VRDN, 0.30%, 6/3/09 (FNMA) (LIQ FAC: FNMA)	$ 2,000,000	$ 2,000,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Francis Parker School), VRDN, 0.18%, 6/4/09 (LOC: Bank of New York)	5,270,000	5,270,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Institute Defense Analyses), VRDN, 0.30%, 6/4/09 (LOC: Branch & Banking Trust)	3,980,000	3,980,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Katherine Delmar Burke School), VRDN, 0.82%, 6/4/09 (LOC: Allied Irish Bank plc)	1,050,000	1,050,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.20%, 6/1/09 (LOC: LaSalle Bank N.A.)	1,350,000	1,350,000
ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2005 A, (San Francisco University), VRDN, 0.82%, 6/4/09 (LOC: Allied Irish Bank plc)	1,150,000	1,150,000
ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2006 A, (La Jolla Country Day School), VRDN, 0.82%, 6/4/09 (LOC: Allied Irish Bank plc)	1,090,000	1,090,000
Alameda Public Financing Auth. Multifamily Housing Rev., Series 2005 A, (Eagle Village/Parrot Village Apartments), VRDN, 0.20%, 6/4/09 (FNMA) (LIQ FAC: FNMA)	4,065,000	4,065,000
Alameda-Contra Costa Schools Financing Auth. COP, Series 2003 L, (Capital Improvement Financing), VRDN, 0.25%, 6/4/09 (LOC: Scotia Bank)	1,940,000	1,940,000
Anaheim Union High School District COP, (School Facility Bridge Funding Project), VRDN, 1.50%, 6/4/09 (FSA) (SBBPA: Wachovia Bank N.A.)	4,500,000	4,500,000
Anaheim Union High School District COP, (School Facility Bridge Funding Project), VRDN, 1.50%, 6/4/09 (FSA) (SBBPA: Wachovia Bank N.A.)	7,560,000	7,560,000
Apple Valley COP, (Public Facilities Financing), VRDN, 0.34%, 6/4/09 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	3,745,000	3,745,000
Austin Trust Various States GO, Series 2008-1154, VRDN, 0.59%, 6/4/09 (FSA) (LIQ FAC: Bank of America N.A.)(1)	5,315,000	5,315,000
Austin Trust Various States GO, Series 2008-3016X, VRDN, 0.59%, 6/4/09 (FSA) (LIQ FAC: Bank of America N.A.)(1)	7,180,000	7,180,000
Austin Trust Various States GO, Series 2008-3019X, VRDN, 0.59%, 6/4/09 (FSA) (LIQ FAC: Bank of America N.A.)	6,500,000	6,500,000
Austin Trust Various States GO, Series 2008-3020X, VRDN, 0.59%, 6/4/09 (FSA) (LIQ FAC: Bank of America N.A.)	5,750,000	5,750,000
Austin Trust Various States GO, Series 2008-3318, VRDN, 0.64%, 6/4/09 (AGC) (LIQ FAC: Bank of America N.A.)	1,500,000	1,500,000
Austin Trust Various States Rev., Series 2008-3013X, VRDN, 0.29%, 6/4/09 (LIQ FAC: Bank of America N.A.)(1)	1,200,000	1,200,000
Austin Trust Various States Rev., Series 2008-3305, VRDN, 0.29%, 6/4/09 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Barstow Multifamily Housing Rev., (Desert Vista Apartments), VRDN, 0.18%, 6/3/09 (LOC: Redlands Federal Bank and FHLB)	2,400,000	2,400,000
Beaumont Utility Auth. Rev., Series 2001 A, (Wastewater Enterprise), VRDN, 0.20%, 6/3/09 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	4,585,000	4,585,000
Burbank Redevelopment Agency Multifamily Housing Rev., Series 1985 A, VRDN, 0.15%, 6/2/09 (LOC: FHLB and Washington Mutual Bank)	2,400,000	2,400,000
California Communities Tax & Rev. Anticipation Note Program Rev., Series 2008 A3, 3.00%, 6/30/09	7,500,000	7,507,971
California Educational Facilities Auth. Rev., (Life Chiropractic College), VRDN, 0.20%, 6/4/09 (LOC: Bank of the West)	5,850,000	5,850,000
California Educational Facilities Auth. Rev., Series 2002 A, (Art Center Design College), VRDN, 0.50%, 6/4/09 (LOC: Allied Irish Bank plc)	1,155,000	1,155,000

California Tax-Free Money Market – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

California Educational Facilities Auth. Rev., Series 2008-2495, (PUTTERs), VRDN, 0.27%, 6/4/09 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	$ 1,595,000	$ 1,595,000
California Enterprise Development Auth. Rev., (Community Hospice, Inc.), VRDN, 0.34%, 6/4/09 (LOC: Bank of Stockton and Bank of New York)	4,835,000	4,835,000
California Enterprise Development Auth. Rev., (Humane Society Silicon Valley), VRDN, 0.34%, 6/4/09 (LOC: First Republic Bank and U.S. Bank N.A.)	8,000,000	8,000,000
California GO, Series 2003 C2, VRDN, 0.27%, 6/4/09 (LOC: Landesbank Hessen-Thuringen Girozentrale, Bank of America N.A. and Bank of Nova Scotia)	4,000,000	4,000,000
California GO, Series 2006-1255, VRDN, 0.44%, 6/4/09 (BHAC-CR/Ambac) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,750,000	2,750,000
California Health Facilities Financing Auth. Rev., (Memorial Health Services), VRDN, 0.50%, 6/3/09	2,725,000	2,725,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.34%, 6/4/09 (LOC: Bank of the West)	2,830,000	2,830,000
California Infrastructure & Economic Development Bank Rev., (Country Schools), VRDN, 0.34%, 6/4/09 (LOC: First Republic Bank and Bank of New York)	3,000,000	3,000,000
California Infrastructure & Economic Development Bank Rev., (India Community Center), VRDN, 0.20%, 6/1/09 (LOC: Bank of America N.A.)	200,000	200,000
California Municipal Finance Auth. Rev., (Saint Andrew's Parish), VRDN, 0.82%, 6/4/09 (LOC: Allied Irish Bank plc)	1,300,000	1,300,000
California Municipal Finance Auth. Rev., (San Francisco Planning), VRDN, 0.15%, 6/4/09 (LOC: Pacific Capital Bank N.A. and FHLB)	3,435,000	3,435,000
California Municipal Finance Auth. Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.35%, 6/4/09 (LOC: Pacific Capital Bank N.A. and FHLB)	2,750,000	2,750,000
California State Department of Water Resources Rev., Series 2002 A, 5.50%, 5/1/10	2,095,000	2,181,569
California State Department of Water Resources Rev., Series 2002 C8, VRDN, 1.75%, 6/4/09 (LOC: Bayerische Landesbank)	1,100,000	1,100,000
California Statewide Communities Development Auth. Multifamily Housing Rev., Series 2008-2680, (PUTTERs), VRDN, 0.49%, 6/4/09 (LOC: JPMorgan Chase Bank N.A.)(1)	7,500,000	7,500,000
California Statewide Communities Development Auth. Rev., (Archer School for Girls, Inc.), VRDN, 0.82%, 6/4/09 (LOC: Allied Irish Bank plc)	1,000,000	1,000,000
California Statewide Communities Development Auth. Rev., (Masters College), VRDN, 0.05%, 6/4/09 (LOC: U.S. Bank N.A.)	2,765,000	2,765,000
California Statewide Communities Development Auth. Rev., (St. Mary & All Angels School), VRDN, 0.50%, 6/4/09 (LOC: Allied Irish Bank plc)	2,000,000	2,000,000
California Statewide Communities Development Auth. Rev., Series 2000 A, (Jewish Federation), VRDN, 0.85%, 6/4/09 (LOC: Allied Irish Bank plc)	3,230,000	3,230,000
Carlsbad Unified School District COP, 1.50%, 6/4/09 (FSA) (SBBPA: Wachovia Bank N.A.)	1,600,000	1,600,000
Carlsbad Unified School District COP, (School Facility Bridge Funding), VRDN, 1.50%, 6/4/09 (FSA) (SBBPA: Wachovia Bank N.A.)	8,200,000	8,200,000
Carlsbad Unified School District COP, (School Facility Bridge Funding), VRDN, 1.50%, 6/4/09 (FSA) (SBBPA: Wachovia Bank N.A.)	2,875,000	2,875,000
Carlsbad Unified School District COP, (School Facility Bridge Funding), VRDN, 1.50%, 6/4/09 (FSA) (SBBPA: Wachovia Bank N.A.)	6,450,000	6,450,000
Chico Multifamily Mortgage Rev., (Webb Homes), VRDN, 1.50%, 6/1/09 (LOC: Wells Fargo Bank N.A.)	295,000	295,000
Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas), VRDN, 0.10%, 6/3/09	8,000,000	8,000,000
Colton Redevelopment Agency Rev., Series 1985 A, VRDN, 0.35%, 6/2/09 (LOC: Coast Federal Bank and FHLB)	1,450,000	1,450,000
Contra Costa Housing Auth. Multifamily Housing Rev., Series 1992 C, (Lakeshore), VRDN, 0.15%, 6/3/09 (FHLMC) (LIQ FAC: FHLMC)	2,505,000	2,505,000

California Tax-Free Money Market – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

Diamond Bar Public Financing Auth. Lease Rev., Series 2002 A, (Community/Senior Center), VRDN, 0.20%, 6/3/09 (LOC: Union Bank of California N.A.)	$ 7,400,000	$ 7,400,000
East Bay Municipal Utility District Rev., Series 2009 A1, (Sifma), VRN, 0.39%, 6/4/09	5,000,000	5,000,000
East Bay Municipal Utility District Rev., Series 2009 A2, (Sifma), VRN, 0.39%, 6/4/09	29,540,000	29,540,000
Eastern Municipal Water District Water & Sewer COP, Series 2008 E, VRDN, 0.15%, 6/3/09 (LIQ FAC: Lloyds TSB Bank plc)	4,900,000	4,900,000
El Monte COP, Series 2003 A, (Community Improvement), VRDN, 0.34%, 6/4/09 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	4,935,000	4,935,000
Fremont COP, (Capital Improvement Funding), VRDN, 0.15%, 6/4/09 (LOC: Scotia Bank)	2,820,000	2,820,000
Hanford Sewer System Rev., Series 1996 A, VRDN, 0.89%, 6/4/09 (LOC: Union Bank of California N.A.)	300,000	300,000
Inland Valley Development Agency Tax Allocation Rev., VRDN, 0.20%, 6/3/09 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	4,380,000	4,380,000
JP Morgan Chase (PUTTERs/DRIVERs) Trust COP, Series 2009-3361, VRDN, 0.59%, 6/4/09 (NATL) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,570,000	2,570,000
JP Morgan Chase (PUTTERs/DRIVERs) Trust COP, Series 2009-3416, VRDN, 0.59%, 6/4/09 (NATL) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,200,000	2,200,000
Lake Elsinore Recreation Auth. Rev., Series 2000 A, (Public Facilities), VRDN, 0.20%, 6/3/09 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	1,125,000	1,125,000
Lemoore COP, (Municipal Golf Course Refinancing), VRDN, 0.25%, 6/4/09 (LOC: Union Bank of California N.A.)	2,605,000	2,605,000
Long Beach Bond Finance Authority Rev., (Long Beach Museum of Art), VRDN, 0.20%, 6/3/09 (LOC: Bank One N.A.)	2,510,000	2,510,000
Long Beach Health Facilities Rev., (Memorial Health Services), VRDN, 0.65%, 6/3/09	22,200,000	22,200,000
Los Angeles COP, Series 2005 A, (Loyola High School), VRDN, 0.82%, 6/4/09 (LOC: Allied Irish Bank plc)	1,005,000	1,005,000
Los Angeles COP, Series 2006 A, (Notre Dame High School), VRDN, 0.82%, 6/4/09 (LOC: Allied Irish Bank plc)	1,100,000	1,100,000
Los Angeles County Tax & Rev. Anticipation Notes Rev., Series 2008 A, 3.00%, 6/30/09	5,000,000	5,005,553
Los Angeles Unified School District GO, Series 2000 D, 5.50%, 7/1/09	2,000,000	2,006,167
Los Angeles Unified School District GO, Series 2008-2748, (PUTTERs), VRDN, 0.59%, 6/4/09 (FSA) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,995,000	4,995,000
Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, Series 2008 A, 3.00%, 7/30/09	8,000,000	8,018,893
Manhattan Beach Unified School District COP, (Capital Improvement), VRDN, 2.20%, 6/4/09 (FSA) (SBBPA: Wachovia Bank N.A.)	2,180,000	2,180,000
Metropolitan Water District Southern California Rev., Series 2009 A1, VRN, 0.47%, 6/1/09	15,000,000	15,000,000
Metropolitan Water District Southern California Rev., Series 2009 A2, VRN, 0.44%, 6/4/09	16,000,000	16,000,000
Modesto Multifamily Housing Rev., Series 2008 A, (Valley Oak), VRDN, 0.15%, 6/4/09 (FHLMC) (LIQ FAC: FHLMC)	3,675,000	3,675,000
Moreno Valley COP, (1997 City Hall Refinancing), VRDN, 0.34%, 6/4/09 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	5,470,000	5,470,000
Novato Multifamily Housing Rev., (Nova-Ro III Senior Housing), VRDN, 0.20%, 6/4/09 (LOC: Bank of the West)	800,000	800,000
Orange County Apartments Development Rev., Series 1998 J, (Trabuco Woods), VRDN, 0.15%, 6/4/09 (FNMA) (LIQ FAC: FNMA)	1,700,000	1,700,000

California Tax-Free Money Market – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

Orange County Housing Multifamily Apartments Development Auth. Rev., Series 1985 CC, (Lantern Pines), VRDN, 0.20%, 6/10/09 (FNMA) (LIQ FAC: FNMA)	$ 1,450,000	$ 1,450,000
Orange County Sanitation District COP, Series 2008 C, 2.50%, 12/10/09	5,000,000	5,039,584
Paramount Unified School District COP, (School Facility Bridge Funding Program), VRDN, 1.50%, 6/4/09 (FSA) (SBBPA: Wachovia Bank N.A.)	3,200,000	3,200,000
Peralta Community College District GO, Series 2008-2682, (PUTTERs), VRDN, 0.59%, 6/4/09 (FSA) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,225,000	2,225,000
RBC Municipal Products Inc. Trust Tax Allocation Rev., Series 2008 E5, VRDN, 0.39%, 6/4/09 (LOC: Royal Bank of Canada) (LIQ FAC: Royal Bank of Canada)(1)	28,870,000	28,870,000
Reedley COP, VRDN, 0.37%, 6/4/09 (LOC: U.S. Bank N.A.)	11,045,000	11,045,000
Richmond Wastewater Rev., Series 2008 A, VRDN, 0.26%, 6/4/09 (LOC: Union Bank of California N.A.)	3,000,000	3,000,000
Riverside County Industrial Development Authority Rev., VRDN, 0.40%, 6/4/09 (LOC: California Bank & Trust and FHLB)	5,765,000	5,765,000
San Bernardino County Multifamily Housing Auth. Rev., Series 1993 A, (Rialto Heritage), VRDN, 0.30%, 6/11/09 (LOC: California Federal Bank and FHLB)	4,330,000	4,330,000
San Diego County & School District Tax & Rev. Anticipation Notes, 3.50%, 6/30/09	4,150,000	4,156,262
San Diego County COP, 0.50%, 6/4/09 (LOC: Allied Irish Bank plc)	3,300,000	3,300,000
San Diego Unified School District Tax & Rev. Anticipation Notes GO, 3.00%, 7/1/09	10,000,000	10,011,080
San Francisco City & County Redevelopment Agency Community Facilities District No. 4 Rev., (Mission Bay North Public Improvements), VRDN, 0.28%, 6/4/09 (LOC: Bank of America N.A.)	1,400,000	1,400,000
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 1.35%, 6/4/09 (LOC: Landesbank Baden-Wurttemberg)	15,000,000	15,000,000
Southern California Public Power Auth. Transmission Project Rev., (Southern Transmission), VRDN, 1.15%, 6/10/09 (Ambac) (LOC: Lloyds TSB Bank plc)	3,500,000	3,500,000
Three Valleys Municipal Water District COP, (Miramar Water Treatment, Water Transmission and Hydroelectric Generating Facilities), VRDN, 0.30%, 6/3/09 (LOC: Wells Fargo Bank N.A.)	5,000,000	5,000,000
Triunfo County Sanitation District Rev., VRDN, 0.15%, 6/3/09 (LOC: BNP Paribas)	600,000	600,000
University of California Rev., Series 2008-2475, (PUTTERs), VRDN, 0.27%, 6/4/09 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	520,000	520,000
Upland Housing Multifamily Auth. Rev., Series 2002, VRDN, 0.15%, 6/4/09 (FHLMC) (LIQ FAC: FHLMC)	4,855,000	4,855,000
Vallejo Water Rev., Series 2005 A, VRDN, 0.40%, 6/3/09 (LOC: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
West Hills Community College District COP, VRDN, 0.20%, 6/3/09 (LOC: Union Bank of California N.A.)	9,000,000	9,000,000
William S. Hart Union High School District COP, Series, (School Facility Bridge Funding Project), VRDN, 1.45%, 6/4/09 (FSA) (SBBPA: First Union National Bank)	2,000,000	2,000,000
		469,322,079
PUERTO RICO — 3.3%
Puerto Rico Tax & Rev. Anticipation Notes Rev., Series 2008 A2, 3.00%, 7/30/09 (LOC: BNP Paribas)	16,000,000	16,034,686
TOTAL INVESTMENT SECURITIES — 99.2%
		485,356,765
OTHER ASSETS AND LIABILITIES — 0.8%		4,042,098
TOTAL NET ASSETS — 100.0%		$489,398,863

California Tax-Free Money Market – Schedule of Investments

MAY 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGC	-	Assured Guaranty Corporation
Ambac	-	Ambac Assurance Corporation
BHAC-CR	-	Berkshire Hathaway Assurance Corporation - Custodial Receipts
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $71,920,000, which represented 14.7% of total net assets. None of the restricted securities are considered to be illiquid.

California Tax-Free Money Market – Schedule of Investments

MAY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are valued at amortized cost, which approximates current market value. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

  •  Level 1 valuation inputs consist of actual quoted prices based on an active market;
  •  Level 2 valuation inputs consist of significant direct or indirect observable market data; or
  •  Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of May 31, 2009:
Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	$ 485,356,765
Level 3 - Significant Unobservable Inputs	-
$ 485,356,765

3. Federal Tax Information

As of May 31, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$ 485,356,765

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Tax-Free Bond Fund

May 31, 2009

California Tax-Free Bond – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 100.1%
CALIFORNIA — 94.0%
Alameda County COP, (Santa Rita Jail), 5.375%, 6/1/09 (NATL)(1)(2)	$ 600,000	$ 600,168
Alameda County COP, Series 2001 A, 5.375%, 12/1/15 (NATL)(2)	1,385,000	1,500,731
Banning Utility Auth. Rev., (Refunding and Improvement Projects), 5.25%, 11/1/35 (NATL/FGIC)(2)	750,000	711,015
Bay Area Toll Auth. Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34(2)	5,000,000	4,950,550
California Department of Water Resources Power Supply Rev., Series 2002 A, 5.375%, 5/1/12, Prerefunded at 101% of Par (XLCA)(1)(2)	7,000,000	7,877,240
California Department of Water Resources Power Supply Rev., Series 2002 A, 5.50%, 5/1/12(2)	3,750,000	4,121,475
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(2)	1,800,000	1,904,796
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(2)	2,450,000	2,714,918
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(2)	5,000,000	5,335,950
California Department of Water Resources Rev., (Central Valley), 5.50%, 12/1/11, Prerefunded at 100% of Par(1)(2)	15,000	16,673
California Department of Water Resources Rev., (Central Valley), 5.50%, 12/1/17(2)	1,235,000	1,333,417
California Department of Water Resources Rev., Series 2009 AF, (Central Valley Water System), 5.00%, 12/1/22(2)	2,000,000	2,204,240
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(2)	5,000,000	5,482,600
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(2)	5,000,000	5,477,700
California Educational Facilities Auth. Rev., (Golden Gate University), 5.50%, 10/1/18(2)	4,000,000	3,627,680
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	554,285
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	765,002
California Educational Facilities Auth. Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,144,900
California Educational Facilities Auth. Rev., (Scripps College), 5.25%, 8/1/11, Prerefunded at 100% of Par(1)(2)	1,020,000	1,113,718
California Educational Facilities Auth. Rev., Series 2000 B, (Pooled College & University), 6.625%, 6/1/10, Prerefunded at 101% of Par(1)(2)	275,000	293,598
California Educational Facilities Auth. Rev., Series 2000 B, (Pooled College & University), 6.625%, 6/1/10, Prerefunded at 101% of Par(1)(2)	1,330,000	1,419,948
California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/24(2)	2,500,000	2,198,825
California Educational Facilities Auth. Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14(2)	5,000,000	5,634,050
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(2)	2,100,000	2,274,510
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(2)	2,952,000	3,000,265
California GO, 5.75%, 4/1/10 (Ambac-TCRS) (Bank of New York)(2)	1,350,000	1,402,380
California GO, 5.25%, 10/1/10, Prerefunded at 100% of Par (FGIC-TCRS)(1)(2)	2,350,000	2,494,008
California GO, 5.25%, 10/1/10, Prerefunded at 100% of Par (FGIC-TCRS)(1)(2)	7,650,000	8,091,252
California GO, 5.50%, 3/1/11 (XLCA-ICR)(2)	1,000,000	1,064,310
California GO, 5.50%, 4/1/12 (NATL)(2)	5,000,000	5,403,450
California GO, 5.00%, 2/1/14, Prerefunded at 100% of Par(1)(2)	4,000,000	4,576,040
California GO, 5.125%, 2/1/14, Prerefunded at 100% of Par(1)(2)	5,000,000	5,747,950

California Tax-Free Bond – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

California GO, 5.00%, 3/1/14(2)	$ 5,000,000	$ 5,384,700
California GO, 5.00%, 11/1/16 (Ambac)(2)	1,575,000	1,688,920
California GO, 5.00%, 8/1/18(2)	2,260,000	2,355,711
California GO, 5.25%, 2/1/20(2)	5,000,000	5,145,100
California GO, 5.00%, 3/1/20(2)	1,690,000	1,735,089
California GO, 5.00%, 3/1/20(2)	5,000,000	5,107,350
California GO, 5.00%, 3/1/22(2)	5,000,000	5,053,850
California GO, 5.75%, 4/1/28(2)	5,000,000	5,166,500
California GO, 5.75%, 4/1/31(2)	3,000,000	3,051,600
California GO, 6.50%, 4/1/33(2)	3,000,000	3,270,570
California GO, 5.00%, 4/1/38(2)	4,450,000	4,022,844
California Health Facilities Financing Auth. Rev., 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)(2)	1,985,000	2,027,340
California Health Facilities Financing Auth. Rev., Series 1998 A, (Kaiser Permanente), 5.25%, 6/1/11 (FSA)(1)(2)	2,000,000	2,026,780
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17(2)	1,400,000	1,413,216
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17(2)	1,000,000	1,091,170
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22(2)	3,335,000	3,452,959
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.00%, 8/15/38(2)	2,520,000	2,337,653
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRN, 3.45%, 6/15/11(2)	1,000,000	1,029,430
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14(2)	500,000	528,720
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24(2)	3,250,000	3,555,012
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(2)	2,125,000	2,276,789
California Health Facilities Financing Auth. Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22(2)	1,000,000	995,050
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18(2)	4,980,000	5,085,576
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.40%, 7/1/21(2)	2,500,000	2,560,450
California Infrastructure & Economic Development Bank Rev., (India Community Center), VRDN, 0.20%, 6/1/09 (LOC: Bank of America N.A.)	750,000	750,000
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20(2)	1,000,000	1,009,700
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(1)(2)	5,000,000	5,768,850
California Infrastructure & Economic Development Bank Rev., Series 2006 A, (California Science Center Phase II), 4.25%, 5/1/13 (NATL/FGIC)(2)	1,075,000	1,096,532
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (California Independent System Operator Corp.), 5.00%, 2/1/13(2)	2,500,000	2,708,575
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Rand Corp.), VRDN, 0.22%, 6/1/09 (LOC: Bank of America N.A.)	5,600,000	5,600,000
California Mobilehome Park Financing Auth. Rev., Series 2000 A, (Union City Tropics), 5.375%, 8/15/10, Prerefunded at 102% of Par (ACA)(1)(2)	1,075,000	1,157,592
California Mobilehome Park Financing Auth. Rev., Series 2006 A, (Union City Tropics), 3.80%, 12/15/11(2)	1,350,000	1,349,716
California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/23(2)	1,145,000	1,156,759

California Tax-Free Bond – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/28(2)	$ 2,000,000	$ 1,908,280
California Public Works Board Lease Rev., Series 2005 A, (Department General Services - Butterfield), 5.00%, 6/1/15(2)	1,450,000	1,514,757
California Public Works Board Lease Rev., Series 2006 A, (Various California State University Projects), 5.00%, 10/1/11(2)	2,165,000	2,296,177
California Public Works Board Lease Rev., Series 2009 A, (Department General Services - Buildings 8 & 9), 6.25%, 4/1/34(2)	2,435,000	2,484,406
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27(2)	2,130,000	2,172,600
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.00%, 7/1/12(1)(2)	1,000,000	1,108,610
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.25%, 7/1/12, Prerefunded at 101% of Par(1)(2)	3,100,000	3,489,732
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 6.00%, 7/1/12, Prerefunded at 101% of Par(1)(2)	1,500,000	1,724,445
California State University System Rev., Series 2002 A, 5.375%, 11/1/18 (Ambac)(2)	1,250,000	1,339,238
California Statewide Communities Development Auth. Rev., Series 2002 B, 5.20%, 10/1/18 (FSA)(2)	1,695,000	1,789,361
California Statewide Communities Development Auth. Rev., Series 2002 C, (Kaiser Permanente), VRN, 3.85%, 6/1/12(2)	1,100,000	1,107,645
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	2,250,000	1,806,322
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	2,500,000	1,703,275
California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(2)(3)	1,600,000	1,129,376
California Statewide Communities Development Auth. Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/20 (California Mortgage Insurance)(2)	1,000,000	1,019,750
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	5,000,000	4,107,700
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	1,000,000	731,610
California Statewide Communities Development Auth. Rev., Series 2007 B, (Adventist Health System/West), 5.00%, 3/1/37 (AGC)(2)	2,500,000	2,336,400
California Statewide Communities Development Auth. Rev., Series 2008 D, (Catholic Healthcare West), 5.50%, 7/1/31(2)	1,000,000	981,150
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13(4)	2,500,000	2,639,025
Calleguas-Las Virgines Public Financing Auth. Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL/FGIC)(2)	1,000,000	1,072,640
Campbell Union High School District GO, 5.00%, 8/1/30(4)	1,600,000	1,612,592
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)(2)	3,115,000	3,148,767
Carson Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.50%, 10/1/11 (NATL)(2)	1,130,000	1,191,156
Castaic Lake Water Agency COP, Series 2001 A, 5.375%, 8/1/17 (NATL)(2)	2,100,000	2,236,668
Central California Joint Powers Health Financing Auth. COP, (Community Hospitals), 5.25%, 2/1/10, Prerefunded at 101% of Par(1)(2)	860,000	896,146
Chabot Las Positas Community College District COP, 5.50%, 12/1/10 (FSA)(1)(2)	1,090,000	1,136,162
Chaffey Community College District GO, Series 2002 A, 4.25%, 7/1/11 (FSA)(2)	1,070,000	1,133,237
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/20 (NATL)(2)	1,765,000	1,897,022
Chino Ontario Upland Water Facilities Auth. COP, Series 1997 A, (Agua de Lejos), 5.20%, 10/1/15 (NATL/FGIC)(2)	3,000,000	3,060,180

California Tax-Free Bond – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

Coast Community College District GO, Series 2006 B, (Election of 2002), 5.00%, 8/1/17 (FSA)(2)	$ 2,065,000	$ 2,294,174
Eastern Municipal Water District Water & Sewer COP, Series 2001 A, 5.25%, 7/1/13 (NATL/FGIC)(2)	2,300,000	2,450,926
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24(2)	1,000,000	1,039,950
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,020,000	1,151,182
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,095,000	1,235,828
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/15 (NATL)(2)	1,000,000	1,088,720
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/16 (NATL)(2)	1,225,000	1,333,682
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/14 (FSA)(2)	1,225,000	1,333,057
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/15 (FSA)(2)	1,290,000	1,403,791
Fontana Unified School District GO, 4.00%, 5/1/15 (AGC)(2)	935,000	999,356
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 1995 A, (Senior Lien), 5.26%, 1/1/26(1)(2)(5)	10,000,000	4,733,300
Franklin-Mckinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,150,000	1,327,755
Fremont Union High School District GO, Series 2000 B, 5.25%, 9/1/10, Prerefunded at 100% of Par(1)(2)	2,550,000	2,686,195
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.75%, 6/1/13, Prerefunded at 100% of Par(1)(2)	4,440,000	5,201,593
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(2)	10,000,000	6,665,400
Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/12 (Ambac)(2)	1,300,000	1,361,425
Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/13 (Ambac)(2)	1,360,000	1,426,531
Hillsborough School District GO, (Bond Anticipation Notes), 3.60%, 9/1/13(5)	2,700,000	2,363,094
Huntington Beach Union High School District GO, (Election of 2004), 4.98%, 8/1/30 (FSA-CR) (NATL)(5)	10,320,000	2,799,506
Imperial Irrigation District COP, (Water Systems), 5.50%, 7/1/16 (Ambac)(2)	1,675,000	1,758,951
Inglewood Redevelopment Agency Tax Allocation Rev., Series 2007 A1, (Subordinate Lien), 5.00%, 5/1/23 (Ambac)(2)	945,000	853,051
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.50%, 9/1/13	825,000	812,872
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	635,000	612,286
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	790,000	737,291
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 3.80%, 2/1/10(2)	110,000	109,525
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 4.00%, 2/1/11(2)	120,000	118,423
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 4.30%, 2/1/13(2)	125,000	120,653
Long Beach Bond Finance Auth. Lease Rev., (Plaza Parking Facility), 5.25%, 11/1/16(2)	2,030,000	2,116,214
Long Beach Bond Finance Auth. Tax Allocation Rev., Series 2002 A, (North Long Beach Redevelopment), 5.00%, 8/1/10 (Ambac)(2)	750,000	758,955
Long Beach Bond Finance Auth. Tax Allocation Rev., Series 2002 A, (North Long Beach Redevelopment), 5.00%, 8/1/11 (Ambac)(2)	680,000	689,846

California Tax-Free Bond – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

Los Alamitos Unified School District GO, (School Facilities Improvement District No. 1), 5.50%, 8/1/33(2)	$ 2,875,000	$ 2,983,962
Los Altos School District GO, 5.00%, 8/1/19 (Ambac)(2)	2,500,000	2,703,300
Los Angeles Community Redevelopment Agency Parking System Rev., (Cinerama Dome Public Package), 5.30%, 7/1/13 (ACA) (LOC: Wells Fargo Bank N.A.)(2)	1,030,000	916,257
Los Angeles Convention and Exhibition Center Auth. Lease Rev., Series 1993 A, 6.00%, 8/15/10 (NATL-IBC)(2)	1,155,000	1,223,873
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/13 (FSA)(2)	3,000,000	3,244,950
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/16 (FSA)(2)	6,680,000	7,225,422
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2008 B, (Proposal A), 5.00%, 7/1/31(2)	1,000,000	1,022,680
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18(2)	750,000	805,770
Los Angeles Department of Water & Power Rev., Series 2001 AA1, (Power System), 5.25%, 7/1/10 (NATL)(2)	3,130,000	3,280,334
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(2)	5,000,000	5,064,650
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32(2)	3,735,000	3,802,342
Los Angeles Municipal Improvement Corp. Lease Rev., Series 2007 A, (Capital Equipment), 5.00%, 8/1/14 (NATL/FGIC)(2)	600,000	655,806
Los Angeles Unified School District GO, 5.50%, 7/1/12 (NATL)(2)	3,500,000	3,866,205
Los Angeles Unified School District GO, Series 2002 E, (Election of 1997), 5.00%, 7/1/11 (NATL)(2)	5,000,000	5,363,850
Los Angeles Unified School District GO, Series 2003 F, (Election of 1997), 5.00%, 7/1/16 (FSA)(2)	2,500,000	2,749,625
Los Angeles Unified School District GO, Series 2009 F, 5.00%, 7/1/21(2)	5,405,000	5,778,107
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34(2)	2,975,000	3,153,798
Los Gatos-Saratoga Joint Union High School District GO, Series 2002 C, (Election of 1998), 5.375%, 6/1/12, Prerefunded at 101% of Par (FSA)(1)(2)	1,390,000	1,568,698
Lynwood Public Financing Auth. Lease Rev., Series 2003 A, (Public Capital Improvement), 4.125%, 9/1/12 (Ambac)(2)	575,000	600,099
Mojave Unified School District No. 1 Facilities Improvement GO, 5.25%, 8/1/20 (NATL/FGIC)(2)	1,520,000	1,581,226
Mountain View COP, (Capital Projects), 5.25%, 8/1/18(2)	1,485,000	1,584,762
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/12 (NATL)(2)	4,065,000	4,340,810
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/13 (NATL)(2)	2,305,000	2,481,102
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL)(2)	1,000,000	1,075,610
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/11 (AGC)(2)	1,255,000	1,305,062
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/12 (AGC)(2)	1,745,000	1,826,457
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/13 (AGC)(2)	1,690,000	1,771,255
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)(2)	1,085,000	1,131,818
Oceanside COP, Series 2003 A, 5.00%, 4/1/11 (Ambac)(2)	1,225,000	1,254,645
Oceanside COP, Series 2003 A, 5.00%, 4/1/12 (Ambac)(2)	1,310,000	1,345,999
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.50%, 8/15/10	650,000	645,164

California Tax-Free Bond – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.80%, 8/15/11	$ 760,000	$ 746,176
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.90%, 8/15/12	825,000	802,502
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 4.10%, 8/15/13	700,000	676,270
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 4.25%, 8/15/14	1,135,000	1,085,503
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.30%, 9/2/14	270,000	255,204
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	320,000	300,659
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	245,000	227,679
Orange County Public Financing Auth. Lease Rev., (Juvenile Justice Center Facility), 5.375%, 6/1/15 (Ambac)(2)	1,805,000	1,881,676
Orange County Public Financing Auth. Lease Rev., (Juvenile Justice Center Facility), 5.375%, 6/1/16 (Ambac)(2)	1,000,000	1,034,190
Orange County Public Financing Auth. Lease Rev., (Juvenile Justice Center Facility), 5.375%, 6/1/17 (Ambac)(2)	3,030,000	3,105,659
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (FSA)(2)	2,750,000	2,854,472
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 6.94%, 8/1/38 (AGC)(2)	1,660,000	931,858
Paramount Unified School District GO, (Election of 2006), 5.25%, 8/1/25 (FSA)(2)	1,570,000	1,657,370
Paramount Unified School District GO, (Election of 2006), 5.25%, 8/1/26 (FSA)(2)	1,760,000	1,843,178
Perris Public Financing Auth. Tax Allocation Rev., 5.35%, 10/1/36	1,150,000	782,920
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/19 (Ambac)(2)	1,170,000	1,226,979
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/20 (Ambac)(2)	1,215,000	1,257,100
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15(2)	1,505,000	1,563,304
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21(2)	1,000,000	998,160
Richmond Joint Powers Financing Auth. Lease Rev., (Refunding & Civic Center), VRDN, 4.125%, 11/25/09 (Ambac) (SBBPA: Dexia Credit Local)(2)	1,395,000	1,394,693
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)(2)	1,000,000	1,107,450
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)(2)	2,000,000	2,226,220
Sacramento City Financing Auth. Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)(2)	3,000,000	3,157,530
Sacramento City Financing Auth. Rev., 5.00%, 12/1/16 (NATL/FGIC)(2)	2,500,000	2,602,850
Sacramento City Financing Auth. Rev., Series 2002 A, (City Hall), 5.25%, 12/1/12, Prerefunded at 100% of Par (FSA)(1)(2)	4,045,000	4,584,118
Sacramento City Financing Auth. Rev., Series 2002 A, (City Hall), 5.25%, 12/1/15 (FSA)(2)	1,245,000	1,358,009
Sacramento County Sanitation District Financing Auth. Rev., (Subordinate Lien), VRDN, 0.20%, 6/1/09 (LOC: Bank of America N.A.)(2)	1,500,000	1,500,000
Sacramento County Sanitation District Financing Auth. Rev., Series 2000 A, 5.10%, 12/1/09(2)	3,800,000	3,887,210
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)(2)	3,105,000	3,523,523
Sacramento Municipal Utility District Electric Rev., Series 2001 O, 5.25%, 8/15/11 (NATL)(2)	5,005,000	5,334,980

California Tax-Free Bond – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

Sacramento Municipal Utility District Electric Rev., Series 2003 S, 5.00%, 11/15/11 (NATL)(2)	$ 3,000,000	$ 3,199,680
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18(2)	350,000	397,565
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/19(2)	300,000	341,460
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(2)	1,500,000	1,651,185
San Bernardino County Redevelopment Agency Tax Allocation Rev., Series 2005 A, (San Sevaine Redevelopment), 5.00%, 9/1/15 (Radian)(2)	1,005,000	992,196
San Buenaventura City COP, Series 2002 B, 5.50%, 1/1/15 (Ambac)(2)	1,695,000	1,832,227
San Buenaventura City COP, Series 2002 B, 5.50%, 1/1/16 (Ambac)(2)	1,790,000	1,934,918
San Diego Public Facilities Financing Auth. Rev., Series 1993 A, 5.25%, 5/15/20 (Ambac-TCRS)(2)	2,100,000	2,101,575
San Diego Public Facilities Financing Auth. Rev., Series 2009 A, 5.00%, 8/1/21(2)	1,000,000	1,086,340
San Diego Public Facilities Financing Auth. Rev., Series 2009 B, 5.00%, 5/15/22(4)	1,000,000	1,043,930
San Diego Public Facilities Financing Auth. Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)(2)	1,280,000	1,190,298
San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.70%, 11/1/17(2)	2,030,000	2,048,067
San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.80%, 11/1/21(2)	2,635,000	2,601,615
San Diego Redevelopment Agency Tax Allocation Rev., (North Park), 5.90%, 9/1/25(2)	710,000	681,288
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)(2)	3,375,000	3,723,502
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)(2)	2,000,000	2,192,800
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(2)	1,170,000	1,159,751
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL)(2)	2,680,000	3,031,643
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/21 (NATL)(2)	1,000,000	1,061,830
Santa Ana Community Redevelopment Agency Tax Allocation Rev., Series 2003 B, (South Main Street Redevelopment), 5.00%, 9/1/13 (NATL/FGIC)(2)	2,085,000	2,253,551
Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)(2)	3,350,000	3,638,100
Santa Fe Springs Community Development Commission Tax Allocation Rev., Series 2002 A, 5.375%, 9/1/10, Prerefunded at 101% of Par (NATL)(1)(2)	690,000	738,003
Santa Fe Springs Community Development Commission Tax Allocation Rev., Series 2002 A, 5.375%, 9/1/16 (NATL)(2)	430,000	438,351
Santa Monica-Malibu Unified School District GO, 5.25%, 8/1/13(2)	1,250,000	1,400,350
Scotts Valley COP, 4.00%, 10/1/15 (FSA)(2)	1,145,000	1,196,307
Scotts Valley COP, 4.25%, 10/1/18 (FSA)(2)	1,370,000	1,417,786
Scotts Valley Redevelopment Agency Tax Allocation Rev., 5.00%, 8/1/29 (Ambac)(2)	2,780,000	2,548,259
Shasta Lake Public Finance Auth. Rev., 4.00%, 4/1/12(2)	1,000,000	963,290
Shasta Lake Public Finance Auth. Rev., 4.50%, 4/1/15(2)	1,530,000	1,405,489
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/19(2)	2,400,000	2,165,400
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/22(2)	2,130,000	1,846,114
Solano County COP, 5.00%, 11/1/13 (NATL)(2)	1,135,000	1,254,073
South Orange County Public Financing Auth. Special Tax Rev., Series 2003 A, (Senior Lien), 5.00%, 9/1/12 (NATL)(2)	2,000,000	2,096,220

California Tax-Free Bond – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/13 (Ambac)(2)	$ 1,080,000	$ 1,113,674
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/15 (Ambac)(2)	1,195,000	1,225,712
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/17 (Ambac)(2)	1,310,000	1,318,397
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)(2)	1,445,000	1,420,536
Southern California Public Power Auth. Rev., 6.75%, 7/1/10 (GIC: PNC Bank)(2)	2,000,000	2,125,800
Southern California Public Power Auth. Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/17 (FSA)(2)	5,000,000	5,400,000
Southern California Public Power Auth. Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/18 (FSA)(2)	3,325,000	3,526,894
Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(2)	2,875,000	3,017,255
Southern California Public Power Auth. Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27(2)	2,000,000	2,153,620
Southwestern Community College District GO, 5.625%, 8/1/11, Prerefunded at 101% of Par (Ambac)(1)(2)	1,975,000	2,193,040
Stockton Community Facilities District Special Tax Rev., (No. 1 Weston Ranch), 5.50%, 9/1/09, Prerefunded at 102% of Par(1)(2)	325,000	335,660
Stockton Public Financing Auth. Rev., Series 2006 A, (Redevelopment), 5.00%, 9/1/25 (Radian)(2)	2,390,000	1,906,336
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 4.25%, 10/15/09(2)	785,000	781,742
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 4.50%, 10/15/10(2)	820,000	807,618
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/12(2)	895,000	857,804
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/14(2)	985,000	900,566
Turlock Health Facility COP, Series 2004 A, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15(2)	1,035,000	951,393
Turlock Health Facility COP, Series 2004 A, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16(2)	1,090,000	986,712
Turlock Health Facility COP, Series 2004 A, (Emanuel Medical Center, Inc.), 5.50%, 10/15/17(2)	1,150,000	1,024,167
Turlock Irrigation District Rev., Series 2003 A, 5.00%, 1/1/13 (NATL)(2)	2,175,000	2,348,065
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27(2)	1,000,000	1,017,720
Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(1)(2)	1,000,000	1,141,980
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,167,860
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,145,000	1,337,200
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,415,000	1,652,522
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,505,000	2,925,489
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,640,000	3,083,150
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,980,000	3,480,223
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(2)	3,000,000	3,075,750
Ventura County Public Financing COP, 4.75%, 8/15/11 (FSA)(2)	3,000,000	3,020,640
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(2)	5,000,000	4,916,600

California Tax-Free Bond – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

West Basin Municipal Water District COP, Series 2008 B, 5.00%, 8/1/22 (AGC)(2)	$ 2,890,000	$ 3,021,986
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)(2)	1,500,000	1,437,645
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)(2)	1,500,000	1,416,165
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)(2)	1,350,000	1,257,593
		547,597,465
GUAM — 0.9%
Guam Government Limited Obligation Rev., Series 2001 A, 5.00%, 12/1/09 (FSA)(2)	5,000,000	5,076,850

NORTHERN MARIANA ISLANDS — 0.5%
Northern Mariana Islands GO, Series 2000 A, 5.50%, 6/1/09 (ACA)(2)	1,555,000	1,555,015
Northern Mariana Islands GO, Series 2000 A, 5.75%, 6/1/10 (ACA)(2)	1,430,000	1,431,716
		2,986,731
PUERTO RICO — 4.0%
Puerto Rico Electric Power Auth. Rev., Series 1999 FF, 5.25%, 7/1/09 (NATL)(2)	100,000	100,201
Puerto Rico Electric Power Auth. Rev., Series 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	3,700,000	4,191,175
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.25%, 7/1/13 (FSA)(2)	2,655,000	2,812,840
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.50%, 7/1/14 (FSA)(2)	3,140,000	3,336,972
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)(2)	5,000,000	5,014,300
Puerto Rico GO, Series 2004 A, VRN, 5.00%, 7/1/12(2)	1,750,000	1,754,392
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15(2)	2,500,000	2,458,775
Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2006 B, 4.50%, 7/1/11(2)	1,500,000	1,530,705
Puerto Rico Public Buildings Auth. Rev., Series 1995 A, (Government Facilities), 6.25%, 7/1/09 (Ambac)(2)	1,890,000	1,895,670
		23,095,030
U.S. VIRGIN ISLANDS — 0.7%
Virgin Islands Public Finance Auth. Rev., (Virgin Islands Gross Receipts Taxes Loan Note), 5.00%, 10/1/18 (NATL/FGIC)(2)	1,270,000	1,226,261
Virgin Islands Public Finance Auth. Rev., Series 1998 A, (Senior Lien), 5.50%, 10/1/13(2)	1,050,000	1,057,560
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14(2)	500,000	495,355
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/15(2)	170,000	169,652
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/16(2)	500,000	495,825
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/20(2)	1,000,000	974,760
		4,419,413
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $573,199,911)		583,175,489
OTHER ASSETS AND LIABILITIES — (0.1)%		(680,016)
TOTAL NET ASSETS — 100.0%		$582,495,473

California Tax-Free Bond – Schedule of Investments

MAY 31, 2009 (UNAUDITED)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
185	U.S. Treasury 2-Year Notes	September 2009	$40,110,313	$(5,998)

Notes to Schedule of Investments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
Ambac	-	Ambac Assurance Corporation
Ambac-TCRS	-	Ambac Assurance Corporation - Transferrable Custodial Receipts
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FGIC-TCRS	-	Financial Guaranty Insurance Company - Transferable Custodial Receipts
FSA	-	Financial Security Assurance, Inc.
FSA-CR	-	Financial Security Assurance, Inc. - Custodian Receipts
GIC	-	Guaranteed Investment Contact
GO	-	General Obligation
LOC	-	Letter of Credit
M-S-R	-	Modesto, Stockton, Redding
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
Radian	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.
XLCA-ICR	-	XL Capital Ltd. - Insured Custodial Receipts

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.
(2)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $45,406,000.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,129,376, which represented 0.2% of total net assets.

(4)	When-issued security.
(5)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

California Tax-Free Bond – Schedule of Investments

MAY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of May 31, 2009:
Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	-	$(5,998)
Level 2 - Other Significant Observable Inputs	$583,175,489	-
Level 3 - Significant Unobservable Inputs	-	-
	$583,175,489	$(5,998)

* Includes futures contracts.

3. Federal Tax Information

As of May 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$573,199,911
Gross tax appreciation of investments	$ 20,244,681
Gross tax depreciation of investments	(10,269,103)
Net tax appreciation (depreciation) of investments	$ 9,975,578

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Long-Term Tax-Free Fund

May 31, 2009

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 99.5%
CALIFORNIA — 97.6%
ABAG Finance Auth. for Nonprofit Corps. Rev., VRDN, 0.35%, 6/1/09 (LOC: Allied Irish Bank plc)	$ 850,000	$ 850,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.20%, 6/1/09 (LOC: LaSalle Bank N.A.)	1,100,000	1,100,000
ABAG Tax Allocation Rev., Series 2007 A, 5.00%, 9/1/33 (Ambac)(1)	1,195,000	1,003,071
Anaheim Public Financing Auth. Rev., (Electric System Distribution), 5.25%, 10/1/39(1)	4,000,000	4,014,960
Antioch Public Financing Auth. Lease Rev., Series 2002 A, (Municipal Facilities), 5.50%, 1/1/32 (NATL)(1)	5,235,000	5,254,422
Antioch Public Financing Auth. Lease Rev., Series 2002 B, (Municipal Facilities), 5.625%, 1/1/22 (NATL)(1)	4,730,000	4,838,932
Antioch Public Financing Auth. Lease Rev., Series 2002 B, (Municipal Facilities), 5.625%, 1/1/27 (NATL)(1)	6,005,000	6,119,215
Avenal Public Financing Auth. Rev., 5.00%, 9/1/25(1)	1,395,000	1,161,310
Banning COP, (Wastewater System Refunding & Improvement), 8.00%, 1/1/19 (Ambac)(1)	495,000	597,747
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	2,135,000	2,086,301
Berryessa Union School District GO, Series 2001 B, (Election of 1999), 5.375%, 8/1/11, Prerefunded at 101% of Par (FSA)(1)(2)	1,205,000	1,331,573
Big Bear Lake Water Rev., 6.00%, 4/1/22 (NATL)(1)	3,500,000	4,068,575
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46(1)	5,000,000	3,066,250
California Department of Water Resources Power Supply Rev., Series 2002 A, 5.50%, 5/1/14 (Ambac)(1)	3,480,000	3,780,011
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,350,000	2,604,105
California Educational Facilities Auth. Rev., (University of Pacific), 5.25%, 5/1/34(1)	2,000,000	1,870,840
California Educational Facilities Auth. Rev., (University of Santa Clara), 5.625%, 4/1/37	5,000,000	5,155,800
California Educational Facilities Auth. Rev., (University of Southern California), 5.50%, 10/1/27(1)	7,570,000	7,685,140
California Educational Facilities Auth. Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(1)(2)	1,920,000	2,204,698
California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/29(1)	1,220,000	1,015,003
California Educational Facilities Auth. Rev., Series 2007 A, (Claremont Graduate University), 5.00%, 3/1/42(1)	5,000,000	4,389,500
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	3,953,000	4,017,631
California GO, 5.00%, 4/1/26(1)	3,000,000	2,929,740
California GO, 5.75%, 4/1/28(1)	2,000,000	2,066,600
California GO, 5.00%, 6/1/32(1)	6,600,000	6,107,376
California GO, 5.00%, 11/1/32(1)	9,500,000	8,784,175
California GO, 6.50%, 4/1/33(1)	2,000,000	2,180,380
California GO, 5.00%, 6/1/34(1)	6,400,000	5,856,064
California GO, 5.00%, 4/1/38(1)	7,000,000	6,328,070
California GO, 6.00%, 4/1/38(1)	5,000,000	5,149,250
California Health Facilities Financing Auth. Rev., Series 1989 A, (Kaiser Permanente), 7.15%, 10/1/09(1)(3)	3,000,000	2,979,510
California Health Facilities Financing Auth. Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(1)	7,165,000	8,693,151

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33(1)	$ 1,000,000	$ 1,076,720
California Health Facilities Financing Auth. Rev., Series 2008 J, (Catholic Healthcare West), 5.625%, 7/1/32(1)	5,000,000	4,920,350
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	3,400,000	3,456,372
California Infrastructure & Economic Development Bank Rev., (Performing Arts Center of Los Angeles County), 5.00%, 12/1/37(1)	1,000,000	947,700
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Rand Corp.), VRDN, 0.22%, 6/1/09 (LOC: Bank of America N.A.)	2,200,000	2,200,000
California Public Works Board Lease Rev., Series 1993 A, (Department of Corrections), 5.00%, 12/1/19 (Ambac)(1)	4,000,000	4,091,600
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.25%, 6/1/30(1)	3,250,000	3,015,935
California Public Works Board Lease Rev., Series 2006 E, (University of California Research), 5.00%, 10/1/31(1)	2,835,000	2,782,439
California State University Systemwide Rev., Series 2007 A, (California State University Systemwide), 5.00%, 11/1/24 (FSA)(1)	5,000,000	5,220,100
California State University Systemwide Rev., Series 2009 A, (California State University Systemwide), 5.25%, 11/1/34(1)	2,200,000	2,213,442
California Statewide Communities Development Auth. Rev., Series 1998 A, (Sherman Oaks Project), 5.00%, 8/1/22 (Ambac/California Mortgage Insurance)(1)	9,815,000	10,437,860
California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31(1)	5,000,000	4,676,650
California Statewide Communities Development Auth. Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/35, Prerefunded at 100% of Par(1)(2)	1,000,000	1,101,520
California Statewide Communities Development Auth. Rev., Series 2006 B, (Kaiser Permanente), 5.25%, 3/1/45(1)	5,000,000	4,497,100
California Statewide Communities Development Auth. Rev., Series 2008 C, (Catholic Healthcare West), 5.625%, 7/1/35(1)	3,000,000	2,945,490
Campbell Union High School District GO, 5.00%, 8/1/30(4)	2,400,000	2,418,888
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (FSA)(1)	5,695,000	5,755,481
Carlsbad Unified School District GO, Series 2007 A, (Election of 2006), 5.25%, 8/1/32 (NATL)(1)	1,125,000	1,161,889
Castaic Lake Water Agency COP, Series 1994 A, (Water System Improvement), 7.00%, 8/1/12 (NATL)(1)	1,520,000	1,736,129
Coalinga Public Financing Auth. Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)(1)	1,320,000	1,531,688
Concord Joint Powers Financing Auth. Lease Rev., (Concord Avenue Parking Structure), 5.125%, 3/1/23(1)	2,615,000	2,682,519
Concord Joint Powers Financing Auth. Lease Rev., (Police Facilities), 5.25%, 8/1/13(1)	2,205,000	2,364,003
Contra Costa Water District Rev., Series 1992 E, 6.25%, 10/1/12 (Ambac)(1)	1,555,000	1,665,001
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/33(1)	4,500,000	4,376,970
Escondido COP, 5.00%, 9/1/30 (Ambac)(1)	4,725,000	4,487,380
Fontana Redevelopment Agency Tax Allocation Rev., (Sierra Corridor Commercial Redevelopment Project), 5.50%, 9/1/34(1)	3,590,000	3,103,411
Foothill-De Anza Community College District GO, Series 2007 A, (Election of 2006), 5.00%, 8/1/27 (Ambac)(1)	2,000,000	2,038,840
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)(1)	2,225,000	2,468,793
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.25%, 6/1/33, Prerefunded at 100% of Par(1)(2)	1,355,000	1,482,804

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	$ 4,375,000	$ 2,617,125
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	14,570,000	9,711,488
Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.86%, 9/1/29(1)(3)	4,705,000	1,499,436
Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.87%, 9/1/30(1)(3)	5,010,000	1,488,571
Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.88%, 9/1/31(1)(3)	5,335,000	1,485,531
Huntington Beach Union High School District GO, (Election of 2004), 4.98%, 8/1/30 (FSA-CR) (NATL)(3)	6,880,000	1,866,338
Huntington Beach Union High School District GO, (Election of 2004), 5.00%, 8/1/31 (NATL)(1)(3)	5,000,000	1,269,250
Imperial Irrigation District COP, (Water System), 5.50%, 7/1/29 (Ambac)(1)	6,350,000	6,549,136
Irvine California Unified School District Special Tax Rev., VRDN, 0.20%, 6/1/09 (LOC: Bank of America N.A.)	1,900,000	1,900,000
Irvine Ranch Water District Rev., VRDN, 0.20%, 6/1/09 (LOC: Bank of America N.A.)(1)	300,000	300,000
Kern High School District GO, 7.15%, 8/1/14 (NATL)(1)	1,815,000	2,284,377
Kern High School District GO, Series 1992 C, (Election of 1990), 6.25%, 8/1/13 (NATL)(1)	1,340,000	1,595,980
Kern High School District GO, Series 1993 D, 7.00%, 8/1/17 (NATL)(1)	3,630,000	4,760,164
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 5.60%, 2/1/34(1)	1,250,000	1,066,375
Lancaster Financing Auth. Tax Allocation Rev., (School District), 5.00%, 2/1/37(1)	5,190,000	4,117,954
Lodi Unified School District COP, Series 2005 A, (Aspire), 5.00%, 8/1/32 (FGIC)(NATL)(1)	2,140,000	1,948,470
Long Beach Bond Finance Auth. Lease Rev., (Plaza Parking Facility), 5.25%, 11/1/21(1)	1,605,000	1,638,849
Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/26(1)	2,800,000	2,887,108
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21(1)	4,370,000	4,595,273
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	4,000,000	4,051,720
Los Angeles Unified School District GO, Series 2006 G, (Election of 2004), 5.00%, 7/1/25 (Ambac)(1)	5,000,000	5,098,400
Metropolitan Water District of Southern California Rev., 5.75%, 8/10/18(1)	8,000,000	8,845,440
Metropolitan Water District of Southern California Rev., Series 2006 B, 4.375%, 7/1/37(1)	3,000,000	2,830,830
Metropolitan Water District of Southern California Rev., Series 2009 A, 5.00%, 1/1/39(1)	5,000,000	5,122,250
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34(1)	2,500,000	2,558,250
M-S-R Public Power Agency Rev., Series 1989 D, (San Juan), 6.75%, 7/1/20 (NATL)(1)	8,635,000	10,601,708
New Haven Unified School District GO, 12.00%, 8/1/18 (FSA)(1)	1,000,000	1,656,050
Oakland Redevelopment Agency Tax Allocation Rev., (Central District), 5.50%, 2/1/14 (Ambac)(1)	5,055,000	5,159,841
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 5.00%, 9/2/26	850,000	748,085
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 5.05%, 9/2/33	1,250,000	1,033,412
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/22 (NATL)(1)	3,100,000	3,273,941
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 6.94%, 8/1/38 (AGC)(1)	1,670,000	937,471

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

Pasadena COP, (Old Pasadena Parking Facility), 6.25%, 1/1/18(1)	$ 2,075,000	$ 2,409,490
Perris Public Financing Auth. Tax Allocation Rev., 5.35%, 10/1/36	1,150,000	782,920
Pico Rivera Water Auth. Rev., Series 1999 A, (Water System), 5.50%, 5/1/29 (NATL)(1)	2,500,000	2,735,275
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL)(1)	1,000,000	1,095,440
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL)(1)	1,000,000	1,037,750
Riverside Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Housing Set-Aside), 5.00%, 8/1/28 (FGIC)(NATL)(1)	1,580,000	1,453,632
Saddleback Valley Unified School District Public Financing Auth. Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (FSA)(1)	1,000,000	1,163,500
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	1,800,000	1,981,422
San Diego County COP Linked Security, ARC, YCC, 5.625%, 9/1/12 (Ambac)(1)	7,700,000	7,880,103
San Diego Public Facilities Financing Auth. Rev., Series 2009 A, 5.25%, 5/15/34(1)	2,000,000	2,010,740
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,159,751
San Mateo County Joint Powers Financing Auth. Lease Rev., Series 1993 A, (Capital Projects Program), 6.50%, 7/1/15 (NATL)(1)	3,000,000	3,412,920
San Mateo County Joint Powers Financing Auth. Lease Rev., Series 1993 A, (Capital Projects Program), 6.00%, 7/1/19 (NATL)(1)	4,000,000	4,423,960
Santa Margarita-Dana Point Auth. Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL)(1)	2,000,000	2,276,000
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/25(1)	2,470,000	2,057,386
South Coast Air Quality Management District Building Corp. Rev., (Installment Sale Headquarters), 6.00%, 8/1/11 (Ambac)(1)	2,500,000	2,644,275
South Gate COP, Series 2002 A, 5.50%, 9/1/21 (Ambac)(1)	2,705,000	2,796,889
South Orange County Public Financing Auth. Special Tax Rev., Series 1994 A, (Senior Lien), 7.00%, 9/1/11 (NATL)(1)	2,000,000	2,121,660
Southern California Public Power Auth. Rev., (Multiple Projects), 6.75%, 7/1/12 (FSA-CR)(1)	7,315,000	8,317,594
Southern California Public Power Auth. Rev., (Multiple Projects), 6.75%, 7/1/13 (FSA-CR)(1)	3,730,000	4,366,189
Stanton Redevelopment Agency Tax Allocation Rev., (Stanton Community Development Project), 5.45%, 12/1/17 (Ambac)(1)	1,105,000	1,110,315
Taft Public Financing Auth. Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17(1)	2,000,000	2,007,000
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18(1)	1,215,000	1,052,955
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/19(1)	1,285,000	1,101,399
Ukiah Electric Rev., 6.25%, 6/1/18 (NATL)(1)	2,315,000	2,533,999
University of California Rev., Series 2004 A, (UCLA Medical Center), 5.50%, 5/15/12, Prerefunded at 101% of Par (Ambac)(1)(2)	630,000	710,804
University of California Rev., Series 2004 A, (UCLA Medical Center), 5.50%, 5/15/24 (Ambac)(1)	370,000	348,755
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	5,000,000	5,126,250
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	5,000,000	4,916,600
Vista COP, (Community Projects), 5.00%, 5/1/37 (NATL)(1)	7,000,000	6,185,900
Walnut Valley Unified School District GO, Series 1992 B, 6.00%, 8/1/10 (Ambac)(1)	1,445,000	1,536,844
Watsonville Insured Hospital Rev., Series 1996 A, (Watsonville Community Hospital), 6.20%, 7/1/12 (California Mortgage Insurance)(1)	1,925,000	2,069,587
Woodland COP, (Wastewater System Reference), 5.75%, 3/1/12 (Ambac)(1)	2,460,000	2,597,293
		403,069,894

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

PUERTO RICO — 1.9%
Puerto Rico Commonwealth Infrastructure Financing Auth. Special Tax Rev., Series 2005 C, 5.50%, 7/1/23 (Ambac)(1)	$ 2,000,000	$ 1,907,500
Puerto Rico Electric Power Auth. Rev., Series 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of Par (XLCA)(1)(2)	4,000,000	4,531,000
University of Puerto Rico Rev., Series 2006 Q, 5.00%, 6/1/12(1)	1,200,000	1,212,324
		7,650,824
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $411,629,486)		410,720,718
OTHER ASSETS AND LIABILITIES — 0.5%		2,219,140
TOTAL NET ASSETS — 100.0%		$412,939,858

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
129	U.S. Treasury 2-Year Notes	September 2009	$27,968,813	$(4,182)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGC	-	Assured Guaranty Corporation
Ambac	-	Ambac Assurance Corporation
ARC	-	Auction Rate Certificate
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
FSA-CR	-	Financial Security Assurance, Inc. - Custodian Receipts
GO	-	General Obligation
LOC	-	Letter of Credit
M-S-R	-	Modesto, Stockton, Redding
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.
YCC	-	Yield Curve Certificate

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $30,388,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)	When-issued security.

California Long-Term Tax-Free – Schedule of Investments

MAY 31, 2009 (UNAUDITED)

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of May 31, 2009:
Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	-	$ (4,182)
Level 2 - Other Significant Observable Inputs	$ 410,720,718	-
Level 3 - Significant Unobservable Inputs	-	-
	$ 410,720,718	$ (4,182)
* Includes futures contracts.

3. Federal Tax Information

As of May 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 412,135,853
Gross tax appreciation of investments	$ 16,921,944
Gross tax depreciation of investments	(18,337,079)
Net tax appreciation (depreciation) of investments	$ (1,415,135)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California High-Yield Municipal Fund

May 31, 2009

California High-Yield Municipal – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 99.8%
CALIFORNIA — 97.4%
ABAG Finance Auth. for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.20%, 6/1/09 (LOC: LaSalle Bank N.A.)	$ 10,200,000	$ 10,200,000
ABC Unified School District GO, Series 2000 B, 6.14%, 8/1/21 (NATL/FGIC)(1)(2)	1,000,000	547,870
Anaheim Public Financing Auth. Lease Rev., Series 1997 A, (Public Improvements), 6.00%, 9/1/24 (FSA)(2)	1,200,000	1,359,696
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,160,965
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,435,000	1,007,356
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	646,064
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	2,795,160
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	1,830,330
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	890,673
Berryessa Unified School District GO, Series 2000 A, 6.18%, 8/1/21 (FSA)(1)(2)	1,190,000	651,965
Berryessa Unified School District GO, Series 2000 A, 6.05%, 8/1/22 (FSA)(1)(2)	1,220,000	622,664
Berryessa Unified School District GO, Series 2000 A, 6.06%, 8/1/23 (FSA)(1)(2)	1,000,000	468,840
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(2)	2,450,000	2,714,918
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22(2)	4,500,000	4,761,990
California Department of Water Resources Water System Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/23(2)	2,500,000	2,723,400
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(2)	6,000,000	6,573,240
California Educational Facilities Auth. Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(2)(3)	1,505,000	1,723,917
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(2)	1,400,000	1,516,340
California GO, 6.00%, 4/1/38(2)	5,000,000	5,149,250
California Health Facilities Financing Auth. Rev., Series 1989 A, (Kaiser Permanente), 7.15%, 10/1/12 (Ambac-TCRS)(1)(2)	4,000,000	3,661,000
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20(2)	1,500,000	1,536,195
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/16(2)	5,000,000	5,446,550
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22(2)	5,000,000	5,176,850
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRN, 3.45%, 6/15/11(2)	3,700,000	3,808,891
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33(2)	1,000,000	1,076,720
California Health Facilities Financing Auth. Rev., Series 2008 G, (Catholic Healthcare West), 5.50%, 7/1/25(2)	2,000,000	2,028,460
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(2)	4,300,000	4,371,294
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (California Independent System Operator Corp.), 5.00%, 2/1/13(2)	2,500,000	2,708,575
California Mobilehome Park Financing Auth. Rev., Series 2000 B, (Union City Tropics), 7.30%, 8/15/10, Prerefunded at 102% of Par(3)	4,410,000	4,829,920

California High-Yield Municipal – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

California Mobilehome Park Financing Auth. Rev., Series 2001 B, (Rancho Vallecitos - San Marcos), 6.75%, 11/15/36	$ 1,905,000	$ 1,581,988
California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(2)	6,345,000	5,534,363
California Mobilehome Park Financing Auth. Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	1,359,280
California Municipal Finance Auth. Rev., (Biola University), 5.875%, 10/1/34	1,000,000	888,850
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (FSA)(2)	2,000,000	2,215,720
California State and Local Government Financial Auth. Rev., Series 1997 B, (Marin Valley Mobile Country), 7.50%, 10/1/24	1,265,000	1,182,547
California State Department of Water Resources Rev., Series 2009 AF, (Water System), 5.00%, 12/1/32(2)	1,000,000	1,038,320
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 7.00%, 7/1/12, Prerefunded at 101% of Par(2)(3)	2,455,000	2,882,440
California State University Rev., Series 2005 C, (Systemwide Financing Program), 5.00%, 11/1/30 (NATL)(2)	10,000,000	9,908,800
California State University Rev., Series 2009 A, (Systemwide Financing Program), 5.25%, 11/1/38(2)	3,000,000	2,995,410
California Statewide Communities Development Auth. COP, (Sonoma County Indian Health), 6.40%, 9/1/29(2)	2,550,000	2,289,033
California Statewide Communities Development Auth. Rev., (Drew School), 5.30%, 10/1/37	1,070,000	699,855
California Statewide Communities Development Auth. Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	1,609,175
California Statewide Communities Development Auth. Rev., (Thomas Jefferson School of Law), 7.75%, 10/1/11, Prerefunded at 101% of Par(2)(3)	1,910,000	2,174,096
California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31(2)	4,000,000	3,741,320
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	9,000,000	5,682,870
California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(2)(4)	3,400,000	2,399,924
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.125%, 7/15/31	2,000,000	1,289,480
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19(5)	5,000,000	5,144,550
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 90-2), 6.00%, 9/1/33	6,250,000	5,372,625
Carmel Unified School District GO, 5.50%, 8/1/25 (NATL)(2)	1,000,000	1,026,260
Chino Valley Unified School District COP, Series 2001 A, 5.375%, 9/1/20 (FSA)(2)	1,700,000	1,789,726
Chula Vista Community Facilities District No. 06-1 Area A Special Tax Rev., (Eastlake Woods), 6.20%, 9/1/33	3,600,000	3,350,664
Chula Vista Community Facilities District No. 99-1 Special Tax Rev., (Otay Ranch Spa One), 7.625%, 9/1/09, Prerefunded at 102% of Par(3)	7,715,000	8,009,482
Clovis Public Financing Auth. Lease Rev., (Corporate Yard), 5.375%, 3/1/20 (Ambac)(2)	1,780,000	1,864,817
Corcoran COP, 8.75%, 6/1/16(4)	445,000	508,559
Corona Department of Water & Power COP, 5.00%, 9/1/35 (NATL)(2)	2,000,000	1,851,320
Duarte Unified School District GO, Series 1999 B, 6.08%, 11/1/23 (FSA)(1)(2)	1,150,000	531,415
Duarte Unified School District GO, Series 2006 E, (Election of 1998), 5.07%, 11/1/28 (FSA)(1)(2)	2,355,000	738,340
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/33(2)	4,500,000	4,376,970
El Dorado County Community Facilities District No. 1992-1 Special Tax Rev., 5.60%, 9/1/09	970,000	969,185

California High-Yield Municipal – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	$ 2,500,000	$ 1,900,700
El Dorado County Community Facilities District No. 2005-1 Special Tax Rev. , 5.25%, 9/1/35	3,400,000	2,136,186
Fillmore Redevelopment Agency Tax Allocation Rev., Series 2006 A, (Central City Redevelopment), 5.375%, 5/1/31	5,000,000	3,741,950
Florin Resource Conservation District COP, Series 1999 A, (Elk Grove Water Works), 6.75%, 9/1/09, Prerefunded at 102% of Par(2)(3)	4,225,000	4,377,987
Folsom Community Facilities District No. 7 Special Tax Rev., 5.75%, 9/1/14	2,450,000	2,371,649
Folsom Community Facilities District No. 10 Special Tax Rev., 7.00%, 9/1/09, Prerefunded at 102% of Par(3)	1,640,000	1,699,762
Folsom Community Facilities District No. 10 Special Tax Rev., 7.00%, 9/1/24	2,610,000	2,491,036
Folsom Community Facilities District No. 14 Special Tax Rev., 6.30%, 9/1/11, Prerefunded at 102% of Par(3)	6,500,000	7,345,390
Foothill-De Anza Community College District GO, 6.16%, 8/1/21 (NATL)(1)(2)	3,000,000	1,733,910
Fullerton Community Facilities District No. 1 Special Tax Rev., (Amerige Heights), 6.20%, 9/1/32	3,000,000	2,506,140
Fullerton Unified School District Special Tax Rev., (Community Facilities District No. 2001-1), 6.375%, 9/1/31	5,000,000	4,296,600
Glendale Unified School District GO, Series 1999 C, 6.00%, 9/1/22 (FSA)(2)	2,630,000	2,678,024
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(2)	7,500,000	4,486,500
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(2)	7,500,000	4,999,050
Hawaiian Gardens COP, Series 2000 A, 8.00%, 6/1/10, Prerefunded at 102% of Par(3)	2,965,000	3,206,588
Hawaiian Gardens Redevelopment Agency Tax Allocation Rev., Series 2006 B, (Redevelopment Project No. 1), 5.40%, 12/1/25	1,155,000	921,678
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	1,894,552
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/35	1,510,000	1,022,285
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)(2)	3,500,000	2,836,050
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)(2)	2,025,000	1,583,327
Highland Community Facilities District No. 2001-1 Special Tax Rev., 6.45%, 9/1/28	2,000,000	1,728,420
Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.84%, 9/1/28(1)(2)	3,345,000	1,145,395
Huntington Beach Union High School District GO, (Election of 2004), 5.00%, 8/1/31 (NATL)(1)(2)	5,000,000	1,269,250
Imperial Irrigation District COP, (Water System), 5.50%, 7/1/29 (Ambac)(2)	5,000,000	5,156,800
Imperial Irrigation District Rev., 5.00%, 11/1/33(2)	2,185,000	2,139,661
Independent Cities Lease Finance Auth. Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	1,779,418
Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	370,710
Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	842,145
Independent Cities Lease Finance Auth. Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	2,597,162
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2005 A, 5.00%, 9/1/34 (Ambac)(2)	5,000,000	4,199,750
Jurupa Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	2,000,000	1,987,120

California High-Yield Municipal – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

Kern Community College Safety, Repair and Improvement District GO, (Election of 2002), 4.56%, 11/1/30 (FSA)(1)(2)	$ 8,550,000	$ 2,532,083
Laguna Salada Union School District GO, Series 2000 C, 6.12%, 8/1/29 (NATL/FGIC)(1)(2)	1,000,000	330,790
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2005 A, (Rosetta Canyon Improvement Area No. 1), 5.25%, 9/1/35	1,225,000	757,062
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2006 A, (Rosetta Canyon improvement Area No. 2), 5.25%, 9/1/37	5,000,000	3,230,200
Lake Elsinore Community Facilities District No. 2005-1 Special Tax Rev., Series 2006 A, (Serenity), 5.35%, 9/1/36	1,100,000	752,631
Lake Elsinore Community Facilities District No. 2005-2 Special Tax Rev., Series 2005 A, (Alverhill Ranch Improvement Area A), 5.45%, 9/1/36	5,000,000	3,360,400
Lake Elsinore Community Facilities District No. 2006-2 Special Tax Rev., Series 2006 A, (Viscaya), 5.40%, 9/1/36	2,020,000	1,393,598
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	1,505,475
Lincoln Community Facilities District No. 2003-1 Special Tax Rev., (Lincoln Crossing), 6.00%, 9/1/13, Prerefunded at 102% of Par(3)	1,775,000	2,113,386
Los Angeles Community College District GO No. 2003, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27(2)	2,000,000	2,047,160
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,310,000	1,193,659
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/25(2)	2,000,000	2,057,540
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 1/1/34(2)	2,500,000	2,441,100
Manteca Unified School District GO, (Election of 2004), 4.92%, 8/1/30 (NATL)(1)(2)	5,455,000	1,482,178
Menifee Union School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.375%, 9/1/36	1,850,000	1,316,626
Metropolitan Water District of Southern California Rev., Series 2009 A, 5.00%, 1/1/39(2)	5,000,000	5,122,250
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	1,670,000	1,669,633
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39(2)	3,000,000	3,131,790
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27(2)	2,000,000	2,122,820
Moreno Valley Unified School District Special Tax Rev., (Community Facilities District No. 2002-1), 6.20%, 9/1/32	4,000,000	3,196,880
Murrieta Community Facilities District No. 2000-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,491,475
Murrieta Improvement Bond Act of 1915 Special Tax Rev., (Community Facilities District No. 2000-1), 6.375%, 9/1/30	4,100,000	3,421,942
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25(2)	3,500,000	3,429,230
Oceanside Community Facilities District No. 2001-1 Special Tax Rev., Series 2002 A, (Morrow Hills Development), 6.20%, 9/1/32	2,700,000	2,157,894
Orange County Community Facilities District No. 1999-1 Special Tax Rev., Series 1999 A, (Ladera Ranch), 6.50%, 8/15/09, Prerefunded at 102% of Par(3)	2,000,000	2,065,560
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/30 (NATL)(2)	3,000,000	2,977,950
Pacifica COP, (Public Safety Building), 5.80%, 11/1/09, Prerefunded at 102% of Par (NATL)(2)(3)	1,150,000	1,180,659
Palmdale Water District COP, 5.00%, 10/1/34 (NATL/FGIC)(2)	10,000,000	9,192,200
Palomar Pomerado Health Care District COP, (Indian Health Council, Inc.), 6.25%, 10/1/29(2)	2,470,000	2,178,120
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 6.94%, 8/1/38 (AGC)(2)	1,670,000	937,471

California High-Yield Municipal – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

Perris Community Facilities District No. 2004-3 Special Tax Rev., Series 2005 A, (Improvement Area No. 2), 5.30%, 9/1/35	$ 1,390,000	$ 944,505
Perris Public Financing Auth. Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	3,000,000	2,160,570
Perris Public Financing Auth. Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	3,000,000	2,333,610
Perris Public Financing Auth. Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,210,000	1,797,879
Perris Public Financing Auth. Tax Allocation Rev., 5.35%, 10/1/36	1,050,000	714,840
Perris Union High School District GO, Series 2000 A, 6.40%, 9/1/24 (NATL/FGIC)(1)(2)	1,000,000	434,000
Perris Union High School District GO, Series 2000 A, 6.40%, 3/1/25 (NATL/FGIC)(1)(2)	1,000,000	414,410
Pittsburg Redevelopment Agency Tax Allocation Rev., (Los Medanos Community Development), 6.20%, 8/1/25 (Ambac)(1)(2)	2,900,000	1,106,060
Placer Union High School District GO, Series 2000 A, (Election of 1999), 6.20%, 8/1/16 (NATL/FGIC)(1)(2)	2,640,000	2,013,370
Placer Union High School District GO, Series 2000 A, (Election of 1999), 6.28%, 8/1/18 (NATL/FGIC)(1)(2)	1,600,000	1,072,592
Placer Union High School District GO, Series 2000 A, (Election of 1999), 6.35%, 8/1/21 (NATL/FGIC)(1)(2)	2,925,000	1,602,520
Placer Union High School District GO, Series 2000 A, (Election of 1999), 6.37%, 8/1/22 (NATL/FGIC)(1)(2)	2,100,000	1,071,798
Placer Union High School District GO, Series 2000 A, (Election of 1999), 6.39%, 8/1/23 (NATL/FGIC)(1)(2)	3,525,000	1,652,661
Placer Union High School District GO, Series 2000 A, (Election of 1999), 2.11%, 8/1/24 (NATL/FGIC)(1)(2)	1,000,000	436,050
Pleasant Valley School District-Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL)(2)	4,835,000	4,816,675
Pomona Public Financing Auth. Rev., Series 2007 AX, (Merged Redevelopment), 5.00%, 2/1/25(2)	1,155,000	930,537
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Rev., (Sunridge Anatolia), 5.375%, 9/1/37	3,000,000	2,049,780
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Rev., (Sunridge Anatolia), 5.50%, 9/1/37	2,000,000	1,395,240
Rancho Cordova Community Facilities District No. 2004-1 Special Tax Rev., (Sunridge Park Area), 6.125%, 9/1/37	10,000,000	7,088,600
Redding California Electric System Rev., COP, Series 2008 A, 5.00%, 6/1/30 (FSA)(2)	2,500,000	2,480,725
Rialto Community Facilities District No. 2006-1 Special Tax Rev., Series 2006-1, (Elm Park), 5.35%, 9/1/36	1,460,000	989,734
Richmond Joint Powers Financing Auth. Lease Rev., (Refunding & Civic Center), VRDN, 4.125%, 11/25/09 (Ambac) (SBBPA: Dexia Credit Local)(2)	1,970,000	1,969,567
Richmond Joint Powers Financing Auth. Rev., Series 1995 A, (Lease and Gas Tax), 5.25%, 5/15/13(2)	195,000	195,351
Riverside County COP, 5.75%, 11/1/31 (NATL)(2)	2,365,000	2,414,760
Riverside County Improvement Bond Act of 1915 Special Assessment Rev., (District No. 168-Rivercrest), 6.70%, 9/2/26	2,040,000	1,812,050
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	1,456,800
Riverside Unified School District Special Tax Rev., Series 2000 A, (Community Facilities District No. 7), 7.00%, 9/1/10, Prerefunded at 102% of Par(3)	4,765,000	5,227,681
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	750,190
Rohnert Park Finance Auth. Rev., Series 2001 A, (Las Casitas de Sonoma), 6.40%, 4/15/36	4,315,000	3,682,896
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	5,000,000	3,449,500

California High-Yield Municipal – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	$ 2,600,000	$ 1,899,040
Sacramento County Community Facilities District No. 1 Special Tax Rev., (Elliot Ranch), 6.30%, 9/1/21	1,500,000	1,499,730
Sacramento County Community Facilities District No. 2005-2 Special Tax Rev., Series 2007 A, (North Vineyard Station), 6.00%, 9/1/37	4,035,000	2,679,482
Sacramento Municipal Utilities District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)(2)	4,000,000	4,095,080
Sacramento Special Tax Rev., (North Natomas Community Facilities District No. 1), 6.30%, 9/1/26	4,000,000	3,533,800
San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/29 (NATL)(2)	1,975,000	1,972,393
San Francisco City and County Airports Commission Rev., Series 2008 34D, 5.25%, 5/1/26(2)	3,000,000	3,055,500
San Francisco City and County Redevelopment Agency Lease Rev., (George R. Moscone), 7.05%, 7/1/13(1)(2)	1,250,000	1,104,475
San Marcos Public Facilities Auth. Special Tax Rev., Series 2004 A, 5.45%, 9/1/24	2,790,000	2,268,744
Santa Barbara County Water Rev. COP, 5.50%, 9/1/22 (Ambac)(2)	3,005,000	3,074,415
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36(2)	1,500,000	1,601,610
Shasta Lake Public Finance Auth. Rev., (Electrical Enterprise), 6.25%, 4/1/13, Prerefunded at 102% of Par(2)(3)	7,755,000	9,268,854
Soledad Improvement Bond Act of 1915 Special Assessment Rev., (Diamond Ridge Assessment District No. 2002-01), 6.75%, 9/2/33	2,160,000	1,841,033
Southern California Public Power Auth. Rev., (Multi-Projects), 6.75%, 7/1/10 (FSA-CR)(2)	500,000	532,015
Southern California Public Power Auth. Rev., (Transmission), 6.35%, 7/1/14 (NATL-IBC)(1)(2)	2,400,000	2,050,176
Southern California Public Power Auth. Rev., (Transmission), 6.35%, 7/1/15 (NATL-IBC)(1)(2)	1,250,000	1,016,200
Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(2)	5,750,000	6,034,510
Stockton Community Facilities District Special Tax Rev., (Spanos Park West No. 2001-1), 6.375%, 9/1/12, Prerefunded at 102% of Par(2)(3)	4,195,000	4,909,702
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	5,920,525
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 6.19%, 8/1/22 (NATL/FGIC)(1)(2)	2,690,000	1,372,922
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 6.19%, 8/1/23 (NATL/FGIC)(1)(2)	2,220,000	1,040,825
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	2,268,855
Turlock Health Facility COP, Series 2007 B, (Emanuel Medical Center, Inc.), 5.50%, 10/15/37(2)	2,000,000	1,344,180
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	5,000,000	4,156,200
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,076,868
University of California Rev., Series 2009 O, 5.25%, 5/15/39(2)	1,300,000	1,334,463
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	1,985,550
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	1,992,094
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(2)	1,650,000	1,691,663
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(2)	8,000,000	7,866,560
West Sacramento Community Facilities District No. 10 Special Tax Rev., 6.20%, 9/1/09, Prerefunded at 102% of Par(3)	1,000,000	1,033,840

California High-Yield Municipal – Schedule of Investments

MAY 31, 2009 (UNAUDITED)
Principal Amount	Value

West Sacramento Community Facilities District No. 10 Special Tax Rev., 6.75%, 9/1/09, Prerefunded at 102% of Par(3)	$ 3,235,000	$ 3,349,001
West Sacramento Community Facilities District No. 20 Special Tax Rev., 5.30%, 9/1/35	1,740,000	1,170,167
Westlands Water District COP, Series 2005 A, 5.00%, 9/1/25 (NATL)(2)	2,080,000	2,068,394
Yosemite Community College District GO, 4.97%, 8/1/20 (FSA)(1)(2)	6,020,000	3,678,882
Yosemite Community College District GO, (Election of 2004), 4.33%, 8/1/16 (FSA)(1)(2)	3,545,000	2,788,674
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	1,757,865
Yuba City Redevelopment Agency Tax Allocation Rev., 6.00%, 9/1/31	2,000,000	1,476,140
Yuba City Unified School District GO, 6.05%, 9/1/24 (NATL/FGIC)(1)(2)	2,895,000	1,256,430
Yuba City Unified School District GO, 6.05%, 3/1/25 (NATL/FGIC)(1)(2)	1,500,000	621,615
		482,384,857
PUERTO RICO — 2.4%
Puerto Rico Commonwealth GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/30(2)	1,145,000	1,014,207
Puerto Rico Commonwealth GO, Series 2008 A, 6.00%, 7/1/38(2)	1,400,000	1,358,728
Puerto Rico Electric Power Auth. Rev., Series 2007 UU, VRDN, 1.51%, 7/1/09 resets quarterly at 67% of the 3-month LIBOR plus 0.70% with no caps(2)	7,800,000	3,786,900
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, VRDN, 1.62%, 8/3/09 resets quarterly at 67% of the 3-month LIBOR plus 0.93% with no caps(2)	10,000,000	5,600,000
		11,759,835
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $546,428,023)		494,144,692
OTHER ASSETS AND LIABILITIES — 0.2%		800,678
TOTAL NET ASSETS — 100.0%		$494,945,370

California High-Yield Municipal – Schedule of Investments

MAY 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGC	-	Assured Guaranty Corporation
Ambac	-	Ambac Assurance Corporation
Ambac-TCRS	-	Ambac Assurance Corporation - Transferrable Custodial Receipts
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
FSA-CR	-	Financial Security Assurance, Inc. - Custodian Receipts
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)	Security, or a portion thereof, has been segregated for when-issued securities. At the period end, the aggregate value of securities pledged was $5,145,000.
(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,908,483 which represented 0.6% of total net assets.

(5)	When-issued security.

California High-Yield Municipal – Schedule of Investments

MAY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of May 31, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	$ 494,144,692
Level 3 - Significant Unobservable Inputs	-
$ 494,144,692

3. Federal Tax Information

As of May 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 546,428,023
Gross tax appreciation of investments	$ 12,833,022
Gross tax depreciation of investments	(65,116,353)
Net tax appreciation (depreciation) of investments	$ (52,283,331)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 27, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 27, 2009